UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09845

                     OPPENHEIMER EMERGING TECHNOLOGIES FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: OCTOBER

                      Date of reporting period: 07/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


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Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
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                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.0%
---------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.3%
---------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.5%
VistaPrint Ltd. 1                                                                     87,100    $    1,926,652
---------------------------------------------------------------------------------------------------------------
MEDIA--0.8%
XM Satellite Radio Holdings, Inc., Cl. A 1                                            86,700         1,005,720
---------------------------------------------------------------------------------------------------------------
HEALTH CARE--2.0%
---------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Intuitive Surgical, Inc. 1                                                            13,000         1,237,600
---------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                                        28,400         1,287,088
                                                                                                ---------------
                                                                                                     2,524,688
---------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.3%
---------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Kenexa Corp. 1                                                                        49,400         1,168,310
---------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Energy Conversion Devices, Inc. 1                                                     15,000           504,750
---------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--85.1%
---------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--13.9%
Ciena Corp. 1                                                                        231,100           838,893
---------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                                237,820         4,245,087
---------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc. 1                                                          121,700         2,358,546
---------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                                      148,370         2,829,416
---------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                                   33,310         1,543,585
---------------------------------------------------------------------------------------------------------------
Oplink Communications, Inc. 1                                                         68,700         1,023,630
---------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                        76,770         2,706,910
---------------------------------------------------------------------------------------------------------------
Redback Networks, Inc. 1                                                             124,460         1,924,152
                                                                                                ---------------
                                                                                                    17,470,219
---------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--7.5%
Apple Computer, Inc. 1                                                                45,800         3,112,568
---------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                          307,900         3,125,185
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Network Appliance, Inc. 1                                                             78,150         2,320,274
---------------------------------------------------------------------------------------------------------------
Rackable Systems, Inc. 1                                                              44,400           946,608
                                                                                                ---------------
                                                                                                     9,504,635
---------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--16.6%
Akamai Technologies, Inc. 1                                                           38,060         1,508,318
---------------------------------------------------------------------------------------------------------------
Aquantive, Inc. 1                                                                     79,140         1,622,370
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Bankrate, Inc. 1                                                                      58,000         1,745,220
---------------------------------------------------------------------------------------------------------------
eBay, Inc. 1                                                                          40,100           965,207
---------------------------------------------------------------------------------------------------------------
Equinix, Inc. 1                                                                       31,800         1,665,684
---------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                                 10,560         4,082,496
---------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                                      67,400         1,887,200
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Opsware, Inc. 1                                                                      182,300         1,266,985
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VeriSign, Inc. 1                                                                     133,800         2,399,034
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WebEx Communications, Inc. 1                                                          38,700         1,326,636


1       |       Oppenheimer Emerging Technologies Fund

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Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
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                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
Yahoo!, Inc. 1                                                                        90,290    $    2,450,471
                                                                                                ---------------
                                                                                                    20,919,621
---------------------------------------------------------------------------------------------------------------
IT SERVICES--3.7%
Alliance Data Systems Corp. 1                                                         26,200         1,344,584
---------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                                                50,960         3,337,370
                                                                                                ---------------
                                                                                                     4,681,954
---------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--22.6%
ATMI, Inc. 1                                                                          83,200         2,210,624
---------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                              124,580         2,988,674
---------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                         45,900         1,795,608
---------------------------------------------------------------------------------------------------------------
Diodes, Inc. 1                                                                        42,550         1,527,120
---------------------------------------------------------------------------------------------------------------
FormFactor, Inc. 1                                                                    36,400         1,560,468
---------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. 1                                                             38,590         1,572,543
---------------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                                       70,700         2,520,455
---------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                               75,560         2,444,366
---------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                                                      145,540         2,699,767
---------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                       69,470         2,041,029
---------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                            57,200         1,845,272
---------------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                                     70,760         1,790,228
---------------------------------------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1                                                         56,800         1,391,600
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Varian Semiconductor Equipment Associates, Inc. 1                                     67,300         2,133,410
                                                                                                ---------------
                                                                                                    28,521,164
---------------------------------------------------------------------------------------------------------------
SOFTWARE--20.8%
Adobe Systems, Inc. 1                                                                 82,370         2,348,369
---------------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                         22,000           798,160
---------------------------------------------------------------------------------------------------------------
Ansys, Inc. 1                                                                         30,500         1,399,645
---------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                                      71,310         2,432,384
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Blackbaud, Inc.                                                                       63,800         1,330,868
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Cognos, Inc. 1                                                                        23,670           739,688
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Concur Technologies, Inc. 1                                                          134,000         1,750,040
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Electronic Arts, Inc. 1                                                               48,790         2,298,497
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Hyperion Solutions Corp. 1                                                            24,660           768,406
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Informatica Corp. 1                                                                  107,440         1,500,937
---------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                        98,180         2,115,779
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MICROS Systems, Inc. 1                                                                43,150         1,726,000
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NAVTEQ Corp. 1                                                                        47,900         1,349,822
---------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. 1                                                        155,400         1,439,004
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Red Hat, Inc. 1                                                                       88,500         2,095,680
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Ultimate Software Group, Inc. (The) 1                                                103,420         2,144,931
                                                                                                ---------------
                                                                                                    26,238,210
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.3%
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
NeuStar, Inc., Cl. A 1                                                                64,150         1,979,669


2       |       Oppenheimer Emerging Technologies Fund

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Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
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                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.7%
American Tower Corp. 1                                                               102,632    $    3,468,962
---------------------------------------------------------------------------------------------------------------
NII Holdings, Inc. 1                                                                  40,200         2,121,756
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SBA Communications Corp. 1                                                           120,290         2,872,521
                                                                                                ---------------
                                                                                                     8,463,239
                                                                                                ---------------
Total Common Stocks (Cost $119,037,805)                                                            124,908,831
---------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
---------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D 1,2,3 (Cost $1,067,750)               166,836               376

                                                                                   PRINCIPAL
                                                                                      AMOUNT
---------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.5%
---------------------------------------------------------------------------------------------------------------
Undivided interest of 0.25% in joint repurchase agreement (Principal
Amount/Value $1,265,611,000, with a maturity value of $1,265,794,514)
with UBS Warburg LLC, 5.22%, dated 7/31/06, to be repurchased at
$3,202,464 on 8/1/06, collateralized by Federal National Mortgage Assn.,
5%-6%, 4/1/35-12/1/35, with a value of $845,724,461 and Federal Home
Loan Mortgage Corp., 5.50%, 5/1/35, with a value of $448,829,145 (Cost
$3,202,000)                                                                     $  3,202,000         3,202,000
---------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $123,307,555)                                        101.5%      128,111,207
---------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                   (1.5)       (1,889,463)
                                                                                -------------------------------
Net Assets                                                                             100.0%   $  126,221,744
                                                                                ===============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of July 31, 2006 was $376, which represents less than 0.005% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

3. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows

                                                              SHARES           GROSS            GROSS           SHARES
                                                    OCTOBER 31, 2005       ADDITIONS       REDUCTIONS    JULY 31, 2006
-----------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D               166,836              --               --          166,836
MicroPhotonix Integration Corp., Cv., Series C               316,691              --          316,691               --

                                                                                             DIVIDEND         REALIZED
                                                                               VALUE           INCOME             LOSS
-----------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                          $        376     $         --     $         --

MicroPhotonix Integration Corp., Cv., Series C                                    --               --        1,999,999
                                                                        -----------------------------------------------
                                                                        $        376     $         --     $  1,999,999
                                                                        ===============================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


3       |       Oppenheimer Emerging Technologies Fund

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Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

Federal tax cost of securities                   $  124,286,084
                                                 ===============

Gross unrealized appreciation                    $   14,361,633
Gross unrealized depreciation                       (10,536,510)
                                                 ---------------
Net unrealized appreciation                      $    3,825,123
                                                 ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of July 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:


4       |       Oppenheimer Emerging Technologies Fund

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Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                            ACQUISITION                      VALUATION AS OF         UNREALIZED
SECURITY                                           DATE             COST       JULY 31, 2006       DEPRECIATION
----------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv.,          10/17/00     $  1,067,750        $        376       $  1,067,374
Series D


5       |       Oppenheimer Emerging Technologies Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Technologies Fund


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 09/14/2006